Vanguard® Core Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (4.3%)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	85	85
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	100	102
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	300	310
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	65	65
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	90	90
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	100	105
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	75	80
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	150	161
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	50	53
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	300	302
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	150	158
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	310	331
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	150	162
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	50	54
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	50	50
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	125	133
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	185	194
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	155	155
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	125	133
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	450	473
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	35	37
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	250	268
					3,501
Arkansas (0.3%)
[1]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	150	150
	Fayetteville School District No. 1 GO	2.750%	6/1/46	155	111
					261
California (6.3%)
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	100	83
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	175	118
[3]	Antelope Valley Community College District GO	0.000%	2/1/50	100	31
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	415	449
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	80	86
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	200	212
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	205	216
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	200	218
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	150	158
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	275	274
	California GO	4.000%	10/1/39	100	101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	150	118
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	310	321
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	100	92
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	265	258
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	100	109
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	200	139
[4]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	300	283
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	95	109
	Los Angeles CA Unified School District GO	5.250%	7/1/49	130	143
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	70	73
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	95	97
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	160	169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	55	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	95	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	30	33
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	80	82
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	85	105
	Oro Grande Elementary School District COP	4.000%	9/15/26	100	100

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	185	189
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	80	86
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	100	101
[3]	University of California College & University Revenue	5.000%	5/15/39	160	184
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/39	50	43
					5,173
Colorado (2.7%)
	Adams County CO COP	4.000%	12/1/54	100	93
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/29	150	156
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/36	50	49
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	260	261
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/49	285	222
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	100	103
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	385	385
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	165	164
[5]	Gypsum CO Sewer Revenue	4.000%	12/1/49	135	130
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	400	396
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	220	214
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	65	72
					2,245
Connecticut (0.2%)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	50	52
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	100	99
					151
District of Columbia (0.7%)
[1]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/28	100	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	100	105
	District of Columbia Income Tax Revenue	5.000%	3/1/33	110	119
	District of Columbia Income Tax Revenue	5.000%	7/1/37	90	100
	District of Columbia Income Tax Revenue	5.000%	7/1/38	50	55
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	75	76
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	55	31
					591
Florida (7.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	250	189
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	70	73
	Broward County FL School District COP	5.000%	7/1/32	160	175
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/39	250	253
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	100	101
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/35	190	167
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	300	263
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/47	145	154
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School At Broward Project)	5.000%	12/15/34	50	51
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/40	150	145
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	105	104
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	150	154
	Florida Higher Educational Facilities Financial Authority College & University Revenue	4.000%	10/1/37	85	80
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	100	74
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	50	51
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	160	164
[6]	Florida State Board of Governors College & University Revenue	5.000%	10/1/42	70	76
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	50	52
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/41	225	200
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/54	275	253
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/55	215	166
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	250	275
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/55	100	99
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	255	256
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	100	102
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	225	228
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/45	50	53
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/46	325	330
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	85	89
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/46	200	204
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	150	151
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	50	48

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	350	352
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	145	149
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/56	200	196
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	50	50
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/44	235	187
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	235	215
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/37	125	114
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	100	98
	Tallahassee FL Sales Tax Revenue	5.000%	10/1/49	80	84
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	80	81
[3,4]	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/55	100	100
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	100	100
					6,506
Georgia (2.9%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	220	221
[3]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	100	100
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	350	321
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/44	100	103
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/34	50	50
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/41	80	69
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	80	83
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	100	102
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	150	158
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	50	50
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	150	156
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	50	53
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	75	79
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	330	349
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	100	104
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	40	40
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/31	200	198
					2,395
Guam (0.5%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	75	80
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	85	91
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	60	63
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	100	107
					445
Idaho (0.3%)
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	4.375%	3/1/53	100	96
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/35	100	111
					207
Illinois (9.9%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	210	219
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/36	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	250	254
[2]	Chicago Board of Education GO	0.000%	12/1/26	250	233
	Chicago Board of Education GO	5.000%	12/1/30	150	154
	Chicago Board of Education GO	5.000%	12/1/42	200	198
	Chicago Board of Education GO	7.000%	12/1/44	180	183
	Chicago IL GO	5.000%	1/1/28	230	238
	Chicago IL GO	0.000%	1/1/32	75	57
	Chicago IL GO	5.500%	1/1/43	55	57
	Chicago IL GO	5.000%	1/1/44	150	151
[2]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/27	100	94
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	235	255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	180	182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	205	210
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	85	87
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	345	352
[6]	Chicago Park District GO	5.000%	1/1/39	100	105
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	270	276
[6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	145	149
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/35	110	103

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Elmhurst Park District GO	4.250%	12/15/49	120	116
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	60	61
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	75	78
	Illinois Finance Authority College & University Revenue	4.000%	9/1/37	100	88
	Illinois Finance Authority College & University Revenue	5.000%	5/15/43	65	70
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	100	103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	250	260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	150	154
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/39	100	91
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	180	188
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	115	119
	Illinois Finance Authority Lease Revenue	4.000%	7/1/33	150	151
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	265	273
	Illinois Finance Authority Water Revenue	5.000%	7/1/37	105	112
	Illinois GO	5.000%	5/1/29	180	189
	Illinois GO	5.000%	5/1/32	95	105
	Illinois GO	5.000%	12/1/32	50	55
	Illinois GO	5.000%	5/1/35	100	109
	Illinois GO	5.000%	5/1/37	60	65
	Illinois GO	5.250%	5/1/39	50	55
	Illinois GO	5.000%	5/1/40	30	31
	Illinois GO	5.000%	5/1/41	150	162
	Illinois GO	4.000%	10/1/48	250	229
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/35	65	60
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/27	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/28	50	50
	Illinois Sales Tax Revenue	5.000%	6/15/35	65	72
	Illinois Sales Tax Revenue	5.000%	6/15/40	155	166
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	125	126
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	70	71
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	110	117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	125	130
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	100	105
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	230	213
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	200	144
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/52	300	301
[6]	University of Illinois College & University Revenue	3.000%	4/1/36	60	55
					8,182
Indiana (0.8%)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	180	187
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	385	389
[6]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	50	55
					631
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	250	207
	University of Iowa Facilities Corp. College & University Revenue	4.250%	6/1/49	235	230
					437
Kansas (0.1%)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	65	72
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/41	50	43
					115
Kentucky (1.7%)
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/48	70	68
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	85	88
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	65	66
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	200	200
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	280	282
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	35	35
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	55	58
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	100	108
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	70	74
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/37	185	171
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	170	135
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	90	78
					1,363
Louisiana (0.7%)
[8]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.545%	5/1/43	40	40
[1]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	100	103

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/26	65	67
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/35	80	80
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	50	50
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	60	63
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	110	109
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	50	50
					562
Maryland (1.0%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/41	200	204
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/44	150	148
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	370	370
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	100	100
					822
Massachusetts (4.1%)
	Commonwealth of Massachusetts GO	5.000%	7/1/45	85	89
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	300	301
	Everett MA GO	2.000%	1/15/35	80	67
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	150	155
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/32	205	195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	60	61
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/38	100	110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/33	50	50
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	100	112
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/36	50	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	25	27
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	580	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	170	168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	205
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	100	98
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	100	104
	Milton MA GO	4.000%	8/15/50	70	68
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/45	345	340
	Westwood MA GO	4.000%	8/15/52	290	282
					3,409
Michigan (1.8%)
	Detroit MI GO	5.000%	4/1/30	75	78
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	40	41
[3,9]	L'Anse Creuse Public Schools GO	5.000%	5/1/49	45	48
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	55	60
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/57	105	113
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	400	404
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/54	290	289
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	250	276
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	100	101
	Southfield MI GO	3.000%	5/1/36	100	92
					1,502
Minnesota (0.6%)
	Anoka MN GO	4.000%	2/1/42	50	50
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	65	72
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	130	130
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	200	208
					460
Mississippi (0.7%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/29	80	73
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/27	135	141
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/30	300	319
					533
Missouri (0.5%)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	190	200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	150	158
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	3.250%	12/1/28	75	75
					433

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multiple States (0.3%)
[8,10]	Freddie Mac Multifamily Certificates	4.616%	8/25/41	125	125
[10]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	124	124
					249
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	325	340
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	150	151
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	80	76
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/46	265	200
					767
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/30	75	77
[6]	North Las Vegas NV GO	3.000%	6/1/37	120	108
					185
New Hampshire (0.1%)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	25	27
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	65	66
					93
New Jersey (1.2%)
[4]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/30	150	151
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	160	165
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	90	87
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	150	132
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	125	94
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	50	50
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	100	88
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	200	215
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	50	29
					1,011
New Mexico (0.5%)
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/40	85	69
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	105	106
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	200	201
					376
New York (11.5%)
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	100	81
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	300	306
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	100	95
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	250	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	470	492
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	400	400
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	255	256
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/40	70	52
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	100	74
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	540	533
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	75	75
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	105	78
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	150	155
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	240	187
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	60	64
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	170	149
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	300	283
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	250	253
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/47	105	93
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	407
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	200	211
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/36	250	229
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	85	91
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	60	68
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/49	100	111
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/51	70	75
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	11/1/53	100	96
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	100	106
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	80	59
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/38	100	54
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	85	100

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	70	53
[7]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	90	67
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	110	81
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/54	150	150
	New York NY GO	5.000%	12/1/33	400	413
	New York NY GO	5.000%	9/1/42	440	483
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	75	79
[11]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	50	59
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/33	245	212
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	50	52
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/40	105	81
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	200	195
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	165	164
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	95	94
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	300	300
	Onondaga County Water Authority Water Revenue	3.000%	9/15/39	190	170
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	195	195
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	140	125
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	400	414
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	35	36
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	225	212
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	40	39
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	90	96
					9,459
North Carolina (1.3%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	150	160
	North Carolina Appropriations Revenue	2.000%	3/1/36	380	305
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	120	115
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	35	35
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	150	158
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	150	149
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	85	90
					1,042
North Dakota (0.2%)
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/37	130	124
Ohio (3.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	30	31
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/43	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	100	95
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	100	90
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	305	275
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	300	323
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	245	252
[6]	Lockland Local School District GO	2.375%	12/1/41	100	71
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	195	167
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	150	108
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/33	100	100
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	185	170
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	90	92
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/30	160	168
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	205	196
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	200	209
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	70	69
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	55	56
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	140	141
[6]	Southwest Licking OH Local School District (School Facilities Project) COP	3.000%	12/1/35	65	61
	University of Akron College & University Revenue	5.000%	1/1/27	200	200
					3,024
Oklahoma (0.6%)
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.125%	6/1/49	235	235
[3]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	100	109

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/50	100	109
					453
Oregon (0.1%)
[3]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/54	70	75
Pennsylvania (4.8%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	215	205
	Commonwealth of Pennsylvania GO	5.000%	8/15/36	50	57
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/31	115	116
[4]	Delaware County IDA PA Charter School Aid Revenue	5.125%	6/1/46	150	148
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	65	69
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	75	60
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	4.000%	5/1/36	100	94
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	50	43
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	200	205
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/35	245	228
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/35	80	70
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/35	200	233
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/37	250	211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	70	59
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	75	60
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	150	144
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/37	200	173
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/40	120	105
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	200	211
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	270	275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	320	321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	115	116
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	100	95
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	290	294
[7]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	50	52
	Radnor Township PA GO	4.000%	12/1/41	90	90
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/31	70	71
[7]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	55	59
					3,984
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	121	121
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	100	111
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	50	50
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	77	76
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	200	215
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	51	37
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	176	175
					785
Rhode Island (0.6%)
[7]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/45	210	203
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	265	259
					462
South Carolina (2.0%)
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/30	150	152
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	420	436
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/38	135	139
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	185	175
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	65	69
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	20	21
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	100	103
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	15	14
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	500	500
					1,679

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota (0.8%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	200	215
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	105	105
[3]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/55	300	343
					663
Tennessee (1.3%)
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	125	137
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	170	171
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/32	115	127
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	50	46
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	185	191
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	100	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	150	158
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	80	79
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	45	45
					1,060
Texas (11.8%)
[3,12]	Allen Independent School District GO	4.625%	2/15/48	100	102
[3,12]	Allen Independent School District GO	4.375%	2/15/50	100	100
[12]	Aransas County Independent School District GO	4.000%	8/15/42	50	50
[5]	Aubrey TX GO	4.000%	2/15/49	350	324
[6]	Bastrop TX GO	4.000%	8/1/49	300	278
[12]	Blanco Independent School District GO	4.000%	2/15/47	345	330
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	80	86
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	70	70
	Buda TX GO	5.000%	8/15/33	100	110
[3,4]	Buda TX Special Assessment Revenue	6.000%	9/1/55	100	99
[3,4]	Buda TX Special Assessment Revenue	6.750%	9/1/55	100	99
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	75	80
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	130	135
[12]	Cleburne Independent School District GO	3.000%	2/15/35	100	92
	Comal County TX GO	4.000%	9/1/47	200	192
[3,12]	Conroe Independent School District GO	4.000%	2/15/50	250	238
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	50	50
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	110	110
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/39	50	48
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/42	60	60
[5]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/55	175	171
	Grayson County TX Junior College District GO	4.000%	2/15/49	450	423
[5]	Harris County Improvement District No. 14 GO	4.000%	5/1/34	70	71
[6]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/39	75	55
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/32	65	68
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	30	28
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/35	300	333
	Hays County TX GO	2.750%	2/15/36	50	44
	Heath TX GO	4.000%	2/15/43	100	98
	Hidalgo County TX GO	5.000%	8/15/31	70	74
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	100	81
	Laredo TX GO	5.000%	2/15/40	100	109
[12]	Lewisville Independent School District GO	5.000%	8/15/38	55	62
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/38	50	44
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	75	77
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	195	202
[12]	Lumberton Independent School District GO	3.000%	2/15/45	200	160
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	55	58
[12]	Mesquite Independent School District GO	4.000%	8/15/30	50	50
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	350	322
[12]	North East TX Independent School District GO	4.000%	8/1/52	100	95
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/29	40	41
[5]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/41	55	59
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	55	56
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	105	108
[12]	Northside Independent School District GO	4.000%	8/15/49	205	195
[12]	Northside Independent School District GO PUT	2.000%	6/1/27	185	179
[3,12]	Round Rock Independent School District GO PUT	5.000%	8/1/30	100	109
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	40	41
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/48	50	52

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	90	90
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	250	236
[3]	Seguin TX GO	5.500%	9/1/59	250	275
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	225	210
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	200	201
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	150	170
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	150	156
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	150	158
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	100	101
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/43	140	58
	Texas Water Development Board Water Revenue	4.000%	10/15/32	170	171
	Texas Water Development Board Water Revenue	5.000%	10/15/32	80	85
	Texas Water Development Board Water Revenue	4.000%	8/1/36	110	113
	Texas Water Development Board Water Revenue	5.000%	10/15/45	410	413
	Texas Water Development Board Water Revenue	5.000%	4/15/49	75	78
	Texas Water Development Board Water Revenue	4.000%	4/15/51	400	374
	Texas Water Development Board Water Revenue	5.000%	10/15/53	300	310
	Travis County Healthcare District GO	2.000%	3/1/37	50	38
	Waco TX GO	4.000%	2/1/48	75	71
[12]	West Contra Costa Unified School District GO	4.125%	2/15/49	260	252
					9,745
Utah (0.2%)
[3]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	100	112
	Utah State University College & University Revenue	2.600%	12/1/38	100	82
					194
Vermont (0.6%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/26	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	400	405
					505
Virginia (0.8%)
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/47	275	269
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/54	275	256
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/36	50	40
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/46	110	75
	Virginia Resources Authority Lease Revenue	2.000%	11/1/37	55	42
					682
Washington (1.6%)
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	50	51
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/32	90	95
	King County School District No. 403 Renton GO	5.000%	12/1/32	50	54
[5]	Pasco Public Facilities District Sales Tax Sales Tax Revenue	5.000%	11/1/34	155	174
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	70	73
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	70	71
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	225	233
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	200	194
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	110	101
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/43	50	48
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	66
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	185	188
					1,348
West Virginia (0.5%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/39	155	135
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	100	103
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/41	135	144
					382
Wisconsin (3.0%)
	Milwaukee WI GO	4.000%	4/1/31	200	203
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/53	100	93
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	100	100
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/61	100	104
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	100	100
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/29	115	119
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/34	50	51
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/54	100	100

Vanguard® Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Allis West Milwaukee School District GO	3.000%	4/1/39	200	180
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	300	317
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	180	183
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	305	291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	100	93
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/60	150	153
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/39	100	100
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	95	103
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/62	145	145
					2,487
Total Tax-Exempt Municipal Bonds (Cost $80,964)					80,758
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	198	124
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	45	29
Total Taxable Municipal Bonds (Cost $151)					153
				Shares
Temporary Cash Investments (5.2%)
Investment Company (5.2%)
[13]	Vanguard Municipal Low Duration Fund (Cost $4,304)	2.123%		430,345	4,303
Total Investments (103.5%) (Cost $85,419)					85,214
Other Assets and Liabilities—Net (-3.5%)					(2,886)
Net Assets (100%)					82,328
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $2,256,000, representing 2.7% of net assets.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
SOFR—Secured Overnight Financing Rate.

Vanguard® Core Tax-Exempt Bond ETF
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	80,758	—	80,758
Taxable Municipal Bonds	—	153	—	153
Temporary Cash Investments	4,303	—	—	4,303
Total	4,303	80,911	—	85,214